Deferred revenue and deferred platform commission fees (Tables)	6 Months Ended
Jun. 30, 2024
Deferred revenue and deferred platform commission fees
Schedule of change in deferred revenue and platform commission fees

2023
Liabilities (Deferred Revenue)
January 1,2023	392,439

Deferred during the year	155,183
Released to profit or loss	(175,549)

June 30, 2023	372,073

Current portion	271,524
Non-current portion	100,549

Assets (Deferred platform commission fees)
January 1,2023	94,682

Deferred during the year	37,499
Released to profit or loss	(48,984)

June 30, 2023	83,197

2024
Liabilities (Deferred Revenue)
January 1,2024	349,522

Deferred during the year	162,316
Released to profit or loss	(158,862)

June 30, 2024	352,976

Current portion	234,478
Non-current portion	118,498

Assets (Deferred platform commission fees)
January 1,2024	73,996

Deferred during the year	38,966
Released to profit or loss	(39,819)

June 30, 2024	73,143